Securities Act File No. 333-136346

As filed with the Securities and Exchange Commission on December 15, 2006

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       [ ]

Pre-Effective Amendment No.   [ ]

Post-Effective Amendment No. 1[ X ]

AEGON/TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway

St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

(727) 299-1800

(Registrant’s Area Code and Telephone Number)

Dennis P. Gallagher, Esq.

570 Carillon Parkway

St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.

It is proposed that this filing become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Great Companies – AmericaSM

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registration Statement

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14AE/A (File No. 333-136346) filed on September 12, 2006.

This Post-Effective Amendment is being filed solely to file Exhibit 12 to this Registration Statement on Form N-14, the final tax opinion.

PART C

OTHER INFORMATION

Item 15	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16	Exhibits
(1)	Certificate of Trust (a)
(2)	Bylaws(b)
(3)	Not Applicable
(4)	Form of Plan of Reorganization(c)
(5)	See Exhibits 1 and 2.
(6)	(a) Investment Advisory Agreement on behalf of the portfolios of AEGON/Transamerica Series Trust with Transamerica Fund Advisors, Inc. (“TFAI”) formerly, AEGON/Transamerica Fund Advisers, Inc. (d)
(b)	Investment Advisory Agreement (updated Schedule A only) (e)
(c)	Amendment to Investment Advisory Agreement dated January 1, 2005(f)
(d)	Sub-Advisory Agreement on behalf of Transamerica Equity (g)

(7)	Distribution Agreement(h)
(8)	Trustees’ Deferred Compensation Plan(i)
(9)	Custodian Agreement(j)
(10)	Plan of Distribution (h)
(11)	Opinion and Consent of Counsel(l)
(12)	Opinion of Dechert LLP as to tax matters is filed herein.
(13)	(a)	(i)	Administrative Services and Transfer Agency Agreement (j)
(ii)	Amendment to Administrative Services Agreement(k)
(14)	Consent of Independent Registered Certified Public Accounting Firm(l)
(15)	Not Applicable
(16)	Powers of Attorney are filed herein.
(17)	Form of proxy card(l)

_______________________

All exhibits filed previously are herein incorporated by reference.

(a)	Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.
(b)	Previously filed with Post-Effective Amendment No. 64 to the Registration Statement filed on June 3, 2005 and incorporated herein by reference.
(c)	Previously filed with Pre-Effective Amendment No.2 to the Registration Statement on Form N-14 as filed on September 12, 2006 and incorporated herein by reference (333-136346).

(d)	Previously filed with Post-Effective Amendment No. 53 to the Registration Statement filed on August 16, 2002 and incorporated herein by reference.
(e)	Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2004 and incorporated herein by reference.
(f)	Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.
(g)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.
(h)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.
(i)	Previously filed with Post-Effective Amendment No. 23 to the Registration Statement filed on April 19, 1996 and incorporated herein by reference.
(j)	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement filed on December 26, 1996 and incorporated herein by reference.
(k)	Previously filed with Post-Effective Amendment No. 62 to the Registration Statement filed on February 25, 2005 and incorporated herein by reference.
(l)	Previously filed with Registrant’s Initial Registration Statement filed on Form N-14 filed on August 4, 2006 and incorporated herein by reference (333-136346).
Item 17.	Undertakings
1.

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of St. Petersburg and State of Florida on the 15th day of December, 2006.

AEGON/Transamerica Series Trust

By: /s/ John K. Carter

John K. Carter

President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Peter R. Brown	Chairman & Trustee	December 15, 2006

Peter R. Brown*

/s/ Daniel Calabria	Trustee	December 15, 2006

Daniel Calabria*

/s/ Janice B. Case	Trustee	December 15, 2006

Janice B. Case*

/s/ Charles C. Harris	Trustee	December 15, 2006

Charles C. Harris*

/s/ Leo J. Hill	Trustee	December 15, 2006

Leo J. Hill*

/s/ Russell A. Kimball, Jr.	Trustee	December 15, 2006

Russell A. Kimball, Jr.*

/s/ Norm R. Nielsen	Trustee	December 15, 2006
Norm R. Nielsen*

/s/ William W. Short, Jr.	Trustee	December 15, 2006

William W. Short, Jr.*

/s/ John W. Waechter	Trustee	December 15, 2006

John W. Waechter*

/s/ John K. Carter	Trustee, President and	December 15, 2006
John K. Carter	Chief Executive Officer

/s/ Glenn E. Brightman	Sr. Vice President and	December 15, 2006
Glenn E. Brightman	Principal Financial Officer

/s/ Dennis P. Gallagher	December 15, 2006
*Signed by Dennis P. Gallagher

Attorney in Fact

EXHIBIT INDEX

(12)	Opinion of Dechert LLP as to tax matters

(16)	Powers of Attorney

EXHIBIT 12

TAX OPINION OF COUNSEL

October 27, 2006

Board of Trustees AEGON/Transamerica Series Trust Great Companies – America Transamerica Equity 570 Carillion Parkway St. Petersburg, Florida 33716

Dear Ladies and Gentlemen:

You have requested our opinion regarding certain federal income tax consequences to Great Companies - America ( the “Acquired Fund”), a separate series of AEGON/Transamerica Series Trust, a Delaware statutory trust (the “Trust”), to the holders of the shares of beneficial interest (the “shares”) of Acquired Fund (the “Acquired Fund Shareholders”), and to Transamerica Equity (the “Acquiring Fund”), a separate series of Trust, in connection with the proposed transfer of substantially all of the properties of Acquired Fund to Acquiring Fund in exchange solely for voting shares of beneficial interest of Acquiring Fund (“Acquiring Fund Shares”) and the assumption of all liabilities of Acquired Fund by Acquiring Fund, followed by the distribution of such Acquiring Fund Shares received by Acquired Fund in complete liquidation and termination of Acquired Fund (the “Reorganization”), all pursuant to the Agreement and Plan of Reorganization (the “Plan”) dated as of July 19, 2006 executed by Trust on behalf of Acquired Fund and Corporation on behalf of Acquiring Fund.

For purposes of this opinion, we have examined and relied upon (1) the Plan, (2) the Form N-14 filed by Acquiring Fund on September 15, 2006 with the Securities and Exchange Commission, and the related Proxy Statement, (3) the facts and representations contained in the letter dated on or about the date hereof addressed to us from the Trust on behalf of Acquiring Fund, (4) the facts and representations contained in the letter dated on or about the date hereof addressed to us from Trust on behalf of Acquired Fund, and (5) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion.

This opinion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), United States Treasury regulations, judicial decisions, and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof. This opinion is conditioned upon the Reorganization taking place in the manner described in the Plan and the Form N-14 referred to above.

Based upon the foregoing, it is our opinion that:

1.

The acquisition by Acquiring Fund of substantially all of the properties of Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of Acquired Fund by Acquiring Fund followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund shares in complete liquidation and termination of Acquired Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

2.

Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of Acquired Fund except that Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

3.	Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by Acquired Fund in the Reorganization.

4.	Acquiring Fund will recognize no gain or loss upon receiving the properties of Acquired Fund in exchange solely for Acquiring Fund Shares.
5.

The aggregate adjusted basis to Acquiring Fund of the properties of Acquired Fund received by Acquiring Fund in the reorganization will be the same as the aggregate adjusted basis of those properties in the hands of Acquired Fund immediately before the exchange.

6.

Acquiring Fund’s holding periods with respect to the properties of Acquired Fund that Acquiring Fund acquires in the transaction will include the respective periods for which those properties were held by Acquired Fund (except where investment activities of Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

7.	The Acquired Fund Shareholders will recognize no gain or loss upon receiving Acquiring Fund Shares solely in exchange for Acquired Fund shares.
8.

The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund Shareholder in the transaction will be the same as the aggregate basis of Acquired Fund shares surrendered by the Acquired Fund Shareholder in exchange therefor.

9.

An Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund Shareholder in the transaction will include the holding period during which the Acquired Fund Shareholder held Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund Shareholder held such shares as a capital asset on the date of Reorganization.

We express no opinion as to the federal income tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Plan.

Very truly yours,

Dechert LLP

EXHIBIT 16

POWERS OF ATTORNEY

AEGON/TRANSAMERICA SERIES TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENT, that the undersigned hereby make, constitute and appoint DENNIS P. GALLAGHER his or her true and lawful attorneys-in-fact and agents in his or her name, place and stead and on his or her behalf (a) to sign and cause to be filed registration statements of AEGON/Transamerica Series Trust (the “Fund”) under the Securities Act of 1933 and the Investment Company Act of 1940, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorney may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind he may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the Fund, hereby ratifying and confirming all actions of any of said attorney and agent hereunder.

THIS POWER OF ATTORNEY may be executed in multiple counterparts that together constitute a single document.

IN WITNESS WHEREOF, each of the undersigned has executed this Power of Attorney in the capacities on the dates indicated.

/s/ Peter R. Brown
Peter R. Brown, Trustee and Chairman	Date: October 4, 2006

/s/ Daniel Calabria
Daniel Calabria, Trustee	Date: October 3, 2006

/s/ John K. Carter
John K. Carter, Trustee	Date: October 3, 2006

/s/ Janice B. Case
Janice B. Case, Trustee	Date: October 2, 2006

/s/ Charles C. Harris
Charles C. Harris, Trustee	Date: October 3, 2006

/s/ Leo J. Hill
Leo J. Hill, Trustee	Date: October 3, 2006

/s/ Russell A. Kimball, Jr.
Russell A. Kimball, Jr., Trustee	Date: October 3, 2006

/s/ Norm R. Nielsen
Norm R. Nielsen, Trustee	Date: October 3, 2006

/s/ William W. Short, Jr.
William W. Short, Jr., Trustee	Date: September 18, 2006

/s/ John W. Waechter
John W. Waechter, Trustee	Date: October 3, 2006